Share based payments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of share-based expense by award type
The following table represents the share-based payment expense by award type for the year ended December 31, 2022 and 2021:

	Year ended December 31,
	2022	2021
	£’000	£’000
Share options	19,959	7,899
Performance share options	2,545	—
PSUs	424	—
RSUs	3,709	743
Clawback shares	3,939	1,824
	30,576	10,466

Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of share options	Information with respect to share options for the year ended December 31, 2022 is as follows:

	Number of share options	Weighted average exercise price
Options held as at January 1, 2022	8,265,900	£0.02
Granted	3,173,725	£0.07
Exercised	(1,407,378)	£0.02
Forfeited/Replaced	(222,459)	£0.02
Options held as at December 31, 2022	9,809,788	£0.04

Exercisable as at December 31, 2022	4,744,314	£0.02

Disclosure of the fair value of the share options as at the grant date	The Black-Scholes model has been used to calculate the fair value of options of the equity settled share based payments, with the following weighted average values:

Exercise price	£0.07
Expected life	6.0 years
Expected volatility	91.0%
Risk-free rate	1.83%
Expected dividend rate	£0.00
Fair value	£10.40

Performance share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of the fair value of the share options as at the grant date
A Monte Carlo model has been used to calculate the fair value of the performance options as at the grant date, with the following weighted average values for the year ended December 31, 2022:

Exercise price	£0.0005
Expected life	2.6 years
Expected volatility	93.1%
Risk-free rate	2.60%
Expected dividend rate	—
Fair value	£9.33

Disclosure of number and weighted average exercise prices of other equity instruments	Information with respect to performance share options for the year ended December 31, 2022 is as follows:

	Number of share options	Weighted average exercise price
Options held as at January 1, 2022	—	—
Granted	877,704	£0.00
Options held as at December 31, 2022	877,704	£0.00

Exercisable as at December 31, 2022	—	—

Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of other equity instruments	Information with respect to performance share units for the year ended December 31, 2022 is as follows:

Number of PSUs
PSUs held as at January 1, 2022	—
Granted	146,285
PSUs held as at December 31, 2022	146,285

Restricted Stock Unit Plan (“RSU”)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of other equity instruments
Details of the RSUs in existence during the year to December 31, 2022 are as follows:

Number of RSUs
RSUs held as at January 1, 2022	931,500
Granted	794,386
Released	(897,048)
Forfeited	(69,142)
RSUs held as at December 31, 2022	759,696